Goodwill - Summary of Key Assumptions Used for Value-in-use Calculations (Detail) - Goodwill [member]	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pre-tax discount rates [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	19.00%	27.00%
Pre-tax discount rates [member] | Bottom of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use			24.00%
Pre-tax discount rates [member] | Top of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use			27.00%
Revenue growth rates [member] | Bottom of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	(22.00%)	3.00%	3.00%
Revenue growth rates [member] | Top of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	30.00%	8.00%	275.00%
Long term growth rate [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	2.00%	3.00%	3.00%